SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 561,793	$ 583,860
Share-based payments	64,524	27,118
Post-employment benefits	29,960	52,114
Employee benefits expenses	$ 656,277	$ 663,092